Other Long-Term Assets	12 Months Ended
Dec. 31, 2019
Other Long Term Assets [Abstract]
OTHER LONG-TERM ASSETS	NOTE 8:- OTHER LONG-TERM ASSETS
			Convenience
			translation (Note 2c)
	December 31,		December 31,
	2018	2019	2019
	N I S		U.S. dollars

Restricted cash	707	477	138
Leasing deposits	33	33	10

	740	510	148